CRYPTO CURRENCY TOKENS (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
CRYPTO CURRENCY TOKENS
Crypto currency tokens	$ 3,300,000	$ 2,700,000	$ 0
Candela Tokens
CRYPTO CURRENCY TOKENS
Crypto currency tokens	2,750,000	2,250,000
CLA Tokens
CRYPTO CURRENCY TOKENS
Crypto currency tokens	$ 550,000	$ 450,000